Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities:
Cash generated from operations		₩ 3,373,456	₩ 2,819,329	₩ 3,588,627
Income taxes paid		(139,782)	(290,102)	(153,969)
Interests received		93,945	144,402	77,219
Interests paid		(915,858)	(990,881)	(500,857)
Net cash provided by operating activities		2,411,761	1,682,748	3,011,020
Cash flows from (used in) investing activities:
Dividends received		200	15,200	4,461
Increase in deposits in banks		(1,700)	(943,166)	(1,769,668)
Proceeds from withdrawal of deposits in banks		921,995	1,785,231	756,267
Acquisition of financial assets at fair value through profit or loss		(5,470)	(4,615)	(27,100)
Proceeds from disposal of financial assets at fair value through profit or loss		5,301	546	412
Acquisition of financial assets at fair value through other comprehensive income			(3,000)	(3,934)
Proceeds from disposal of financial assets at fair value through other comprehensive income			2,671	3,547
Proceeds from disposal of investments in associates		17,609		4,800
Acquisition of property, plant and equipment		(2,129,735)	(3,482,754)	(5,079,279)
Proceeds from disposal of property, plant and equipment		248,460	485,659	171,421
Acquisition of intangible assets		(786,819)	(672,076)	(830,583)
Proceeds from disposal of intangible assets		6,257	6,328	11,392
Proceeds from insurance payout		49,995
Government grants received		2,307	7,417	57,503
Proceeds from settlement of derivatives		274,173	178,610	49,145
Decrease in short-term loans		19,697	27,411	9,608
Increase in short-term loans				(9,643)
Increase in long-term loans				(54,033)
Increase in deposits		(2,036)	(3,992)	(2,676)
Decrease in deposits		2,124	4,535	6,727
Proceeds from disposal of greenhouse gas emission permits		14,394	6,659	1,464
Net cash used in investing activities		(1,363,248)	(2,589,336)	(6,700,169)
Cash flows from (used in) financing activities:
Proceeds from short-term borrowings		5,219,941	6,729,725	4,487,824
Repayments of short-term borrowings		(6,285,819)	(7,446,111)	(2,565,541)
Proceeds from issuance of bonds			469,266	443,230
Repayments of bonds		(370,000)	(433,990)	(1,514,790)
Proceeds from long-term borrowings		2,912,552	4,765,524	4,165,508
Repayments of current portion of long-term borrowings and bonds		(3,638,904)	(2,625,970)	(2,695,125)
Dividends paid				(232,580)
Payment of lease liabilities		(71,008)	(73,483)	(82,296)
Capital increase		1,292,455
Transaction cost from capital increase		(11,641)
Acquisition of non-controlling shareholders' interests in subsidiaries		(245,362)
Dividends to non-controlling shareholders in subsidiaries		(136,519)	(34,098)	(60,206)
Net cash provided by (used in) financing activities		(1,334,305)	1,350,863	1,946,024
Net increase (decrease) in cash and cash equivalents		(285,792)	444,275	(1,743,125)
Beginning Balance		2,257,522	1,824,649	3,541,597
Effect of exchange rate fluctuations on cash held		208,325	(11,402)	26,177
Cash and cash equivalents included in assets held for sale	[1]	(158,415)
Ending Balance		₩ 2,021,640	₩ 2,257,522	₩ 1,824,649

[1]	There is no impairment loss recognized for assets held for sale, as the net fair value of the disposal group is expected to exceed the carrying amount.